Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	6.34%	6.97%
Actuarial assumption of voluntary employee turnover rate	4.30%	1.90%
Actuarial assumption of rotation rate	6.10%	5.30%
Actuarial assumption of expected rates of salary increases	3.70%	3.70%
CHILE | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years
CHILE | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	65 years	65 years
CHILE | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	111.68%	61.23%
Actuarial assumption of voluntary employee turnover rate	50.00%	50.00%
Actuarial assumption of rotation rate	50.00%	50.00%
Actuarial assumption of expected rates of salary increases	99.70%	52.10%
ARGENTINA | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		65 years
ARGENTINA | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years